Benefit Plans Benefit Plans - Allocation of Plan Assets (Details) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Allocation	100.00%	100.00%
Fair value of plan assets	$ 347.9	$ 364.2	$ 346.6
Fair value of plan assets at end of year		364.2
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82.2
Fair value of plan assets at end of year		85.5
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	212.4
Fair value of plan assets at end of year		224.6
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53.3
Fair value of plan assets at end of year		54.1
Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	143.4	153.8
Other common collective trusts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	143.4	153.8
US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.3	1.9
US Treasury and Government [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.3	1.9
Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.4	3.9
Cash and other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.4	3.9
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.7	15.3
Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14.7	15.3
Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.5	0.3
Other Debt Obligations [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.5	0.3
Foreign Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.8	16.7
Foreign Government Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.8	16.7
International corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.2
International corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.2
U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.4	51.7
U.S. corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.4	51.7
Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.2	16.6
Multi-strategy hedge funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.2	16.6
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.5	20.8
Private equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.5	20.8
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.6	16.7
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 19.6	$ 16.7
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	45.00%
Actual Allocation	45.00%	45.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%
Actual Allocation	39.00%	40.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	5.00%
Actual Allocation	6.00%	5.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	10.00%
Actual Allocation	10.00%	10.00%
U.S. small cap core | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16.9	$ 18.5
U.S. small cap core | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16.9	18.5
U.S. mid cap value | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13.2	13.9
U.S. mid cap value | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13.2	13.9
International developed markets | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34.0	33.9
International developed markets | Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 34.0	$ 33.9